Notes Receivable from Third Parties - Notes Receivable (Details) € in Millions	3 Months Ended		6 Months Ended
	Sep. 30, 2022 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2022 USD ($)	May 31, 2022 USD ($)	Mar. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 24, 2021 USD ($)	Dec. 24, 2021 EUR (€)	Aug. 30, 2021 USD ($)	Aug. 30, 2021 EUR (€)	May 20, 2021 USD ($)	Dec. 31, 2020 USD ($)
Debt Securities, Available-for-sale [Line Items]
Estimated Fair Value		$ 69,830,000	$ 69,830,000			$ 54,907,000						$ 0
Principal		$ 33,598,000	$ 33,598,000			57,811,000						$ 565,000
Via Motor Note | Convertible Debt
Debt Securities, Available-for-sale [Line Items]
Principal				$ 11,800,000					$ 42,500,000		$ 2,200,000
Interest rate		4.00%	4.00%	4.00%					4.00%	4.00%
Proceeds from note receivable repayment			$ 5,100,000
Via Motor Note | Convertible Debt | Subsequent Event
Debt Securities, Available-for-sale [Line Items]
Principal	$ 17,300,000			$ 11,800,000
Interest rate				4.00%
Proceeds from note receivable repayment	4,400,000
Timios Promissory Note | Mortgages
Debt Securities, Available-for-sale [Line Items]
Principal					$ 500,000
VIA Note | Convertible Debt
Debt Securities, Available-for-sale [Line Items]
Principal									$ 42,500,000
Interest rate									4.00%	4.00%
Timios
Debt Securities, Available-for-sale [Line Items]
Interest		$ 0	0
Timios | Mortgage Promissory Notes
Debt Securities, Available-for-sale [Line Items]
Installment amount			3,000
Timios | 3.5% Mortgage Promissory Notes
Debt Securities, Available-for-sale [Line Items]
Interest rate					3.50%
Timios | 4.875% Mortgage Promissory Notes
Debt Securities, Available-for-sale [Line Items]
Interest rate					4.875%
Convertible promissory note and interest
Debt Securities, Available-for-sale [Line Items]
Cost		67,640,000	67,640,000			54,319,000
Interest		1,899,000	1,899,000			588,000
Unrealized Gains		291,000	291,000			0
Unrealized Losses		0	0			0
Impairment		0	0			0
Estimated Fair Value		69,830,000	69,830,000			54,907,000
Convertible promissory note and interest | VIA Note
Debt Securities, Available-for-sale [Line Items]
Cost		48,018,000	48,018,000			42,500,000			$ 42,500,000
Interest		1,448,000	1,448,000			578,000
Unrealized Gains		0	0			0
Unrealized Losses		0	0			0
Impairment		0	0			0
Estimated Fair Value		49,466,000	49,466,000			43,078,000
Convertible promissory note and interest | VIA Note | Subsequent Event
Debt Securities, Available-for-sale [Line Items]
Cost	$ 29,100,000
Convertible promissory note and interest | VIA Note -2
Debt Securities, Available-for-sale [Line Items]
Cost		7,282,000	7,282,000
Interest		4,000	4,000
Unrealized Gains		0	0
Unrealized Losses		0	0
Impairment		0	0
Estimated Fair Value		7,286,000	7,286,000
Convertible promissory note and interest | Inobat Note
Debt Securities, Available-for-sale [Line Items]
Cost		11,819,000	11,819,000			11,819,000	$ 11,400,000	€ 10.0	$ 11,400,000	€ 10.0
Interest		447,000	447,000			10,000
Unrealized Gains		291,000	291,000			0
Unrealized Losses		0	0			0
Impairment		0	0			0
Estimated Fair Value		12,557,000	12,557,000			$ 11,829,000
Interest rate							8.00%	8.00%
Convertible promissory note and interest | Timios
Debt Securities, Available-for-sale [Line Items]
Cost		521,000	521,000
Interest		0	0
Unrealized Gains		0	0
Unrealized Losses		0	0
Impairment		0	0
Estimated Fair Value		$ 521,000	$ 521,000